SIGNIFICANT TRANSACTIONS - Sale of operations in Zimbabwe (Details) - USD ($) $ in Millions					12 Months Ended
	Feb. 21, 2017	Feb. 20, 2017	Nov. 30, 2016	Nov. 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Telecel International Limited
Significant Transactions
Amount per agreement				$ 40
Gain on sale			$ 21
Global Telecom Holding S.A.E
Significant Transactions
Percentage of interest in subsidiary	57.69%	51.92%			57.70%	51.90%
ZARNet Private Limited | Telecel International Limited
Significant Transactions
Purchase price cash consideration				21
Cash consideration received						$ 11	$ 10
ZARNet Private Limited | Global Telecom Netherlands B.V.
Significant Transactions
Vendor Note payable				$ 19
Agreement term				3 years
Telecel Zimbabwe (Pvt) Ltd | Telecel International Limited
Significant Transactions
Percentage of interest in subsidiary				60.00%